Accounts receivable, net (Details 1) - Financial assets past due but not impaired [member] - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accounts Receivable, Net [Line Items]
Trade receivables	$ 161,854	$ 206,603	$ 167,853
Past due 0 to 60 days
Disclosure Of Accounts Receivable, Net [Line Items]
Trade receivables	144,604	200,413	164,458
Past due by more than 60 days
Disclosure Of Accounts Receivable, Net [Line Items]
Trade receivables	$ 17,250	$ 6,190	$ 3,395